Shareholder Report, Holdings (Details) - Tuttle Capital Shareholders First Index ETF [Member]	Dec. 31, 2024
Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
West Pharmaceutical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Verisign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Tempur Sealy International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
News Corp. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
RLI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.25%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.42%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%